Average headcount and number of branches - Schedule of average number of employees (Details) - employees	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Number of employees
Men	97,353	90,747
Women	112,663	109,055
Average number of employees	210,016	199,802
Bank
Number of employees
Men	12,260	11,867
Women	11,732	11,355
Average number of employees	23,992	23,222